Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Contract Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract assets [abstract]
Contract assets, beginning balance	€ 554	€ 342
Additions	394	555
Disposals	(420)	(349)
Transfers	(1)	0
Translation differences and hyperinflation adjustments		6
Contract assets, ending balance	527	554
Long-term contracts
Contract assets [abstract]
Contract assets, beginning balance	359	209
Additions	118	261
Disposals	(17)	(12)
Transfers	(135)	(100)
Translation differences and hyperinflation adjustments		1
Contract assets, ending balance	325	359
Long-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	360	210
Additions	118	261
Disposals	(17)	(12)
Transfers	(135)	(100)
Translation differences and hyperinflation adjustments		1
Contract assets, ending balance	326	360
Long-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(1)	(1)
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments		0
Contract assets, ending balance	(1)	(1)
Short-term contracts
Contract assets [abstract]
Contract assets, beginning balance	195	133
Additions	276	294
Disposals	(403)	(337)
Transfers	134	100
Translation differences and hyperinflation adjustments		5
Contract assets, ending balance	202	195
Short-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	202	141
Additions	277	295
Disposals	(404)	(340)
Transfers	134	100
Translation differences and hyperinflation adjustments		6
Contract assets, ending balance	209	202
Short-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(7)	(8)
Additions	(1)	(1)
Disposals	1	3
Transfers	0	0
Translation differences and hyperinflation adjustments		(1)
Contract assets, ending balance	€ (7)	€ (7)